ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 11, 2025

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the form of Prospectus for ALPS Electrification Infrastructure ETF, a series of the Trust, dated April 9, 2025, that would have been filed under Rule 497(c) does not differ from the Prospectus contained in Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on April 9, 2025 via EDGAR (Accession No. 0001398344-25-006871).

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

cc:	Adam C. Teufel, Esq. Dechert LLP